Acquisitions (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 19, 2022	Mar. 31, 2024	Dec. 31, 2024
Acquisitions (Details) [Line Items]
Percentage of acquired outstanding shares		7.00%
Acquired shares amount		$ 4,100
Purchase description			The purchase price amounted to $11,667 in total, of which, $10,179 were paid in cash on the acquisition date, $1,063 are deferred payments ($638 will be paid after 12 months and $425 will be paid after 18 months from the acquisition date) and up to $425 will be paid by the end of March 2024 subject to net working capital adjustments. In addition, NCDC’s three key employees have retention-based payments over two years (2024-2025) of up to $523. These payments are subject to continued employment and therefore were not included in the purchase price and will be expensed over the requested employment period.
Working capital adjustments			$ 375
I.T Cognitive Ltd [Member]
Acquisitions (Details) [Line Items]
Acquisition of outstanding shares, percentage	100.00%
Consideration cash, total	$ 3,466
Selling, General and Administrative Expenses [Member]
Acquisitions (Details) [Line Items]
Business combination, acquisition related costs			$ 600